Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 19, 2017
Registrant Name	dei_EntityRegistrantName	Elkhorn ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001595106
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2017
Prospectus Date	rr_ProspectusDate	May 19, 2017
Elkhorn Lunt MidCap Low Vol/High Beta Tactical ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ELKHORN LUNT MIDCAP LOW VOL/HIGH BETA TACTICAL ETF Summary Information
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Elkhorn Lunt MidCap Low Vol/High Beta Tactical ETF (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Lunt Capital Mid Cap Factor Rotation Index (the "Index").

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. At the date of this prospectus, the Fund does not have an operating history and turnover data therefore is not available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until March 31, 2019, and thereafter to represent the imposition of the 12b-1 fee of an additional 0.25% per annum of the Fund's average daily net assets. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund generally will invest at least 80% of its total assets in the U.S.-listed mid capitalization common stocks that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. Lunt Capital Management, Inc. ("Lunt Capital" or the "Index Provider") compiles, maintains and calculates the Index.

The Index utilizes Lunt Capital's proprietary relative strength methodology to rotate between one of two sub-indices that identify certain components of the S&P MidCap 400 Index. The first sub-index is the S&P MidCap 400 Low Volatility Index; the second sub-index is the S&P MidCap 400 High Beta Index (each, a "Sub-Index," and together, the "Sub-Indices"). The S&P MidCap 400 Low Volatility Index is comprised of 80 securities from the S&P MidCap 400 Index that have the lowest realized "volatility" over the past 12 months as determined by the Index Provider. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock's price) over time. The S&P MidCap 400 High Beta Index is comprised of 80 securities from the S&P MidCap 400 Index that have the highest sensitivity to market movements, or "beta," over the past 12 months. Beta is a measure of relative risk and is the rate of change of a security's price. S&P Opco LLC (a subsidiary of S&P Dow Jones Indices, LLC) compiles, maintains and calculates the S&P MidCap 400 Index and the Sub-Indices.

At the end of each month, the Index selects the Sub-Index that exhibits the stronger relative strength measurement, as described below. This end-of-month evaluation establishes which Sub-Index the Index will invest in for the next month. Since the Index is rebalanced at the end of each month, the Fund may frequently buy and sell portfolio securities. Frequent turnover of the Fund's portfolio securities may negatively affect the Fund's performance because the Fund may pay higher levels of transaction costs and generate greater tax liabilities for shareholders.

Under normal market circumstances, the Index will be fully invested in the securities of the selected Sub-Index in proportion to their weightings in the Sub-Index. The Sub-Indices, and therefore the Index, comprise U.S.-listed mid capitalization stocks. A mid capitalization stock is considered to have a market capitalization range of $1.4 billion to $5.9 billion. These market capitalizations may fluctuate over time.

Security selection for the Index will be conducted in the following manner:

1. The selection universe of the Index begins with the Sub-Indices.

2. The Sub-Indices are then ranked using Lunt Capital's proprietary relative strength index methodology that is based upon the price movements of each Sub-Index believed to offer the greatest potential to outperform the other Sub-Index in the selection universe. On the final trading day of each month, the Index Provider computes the relative strength of each Sub-Index by comparing the Risk-Adjusted Score of one Sub-Index to the other. The "Risk-Adjusted Score" is the return per unit of risk of the Sub-Index, measured as the standard deviation of returns measured over the course of the prior 12 months of the Sub-Index.

3. Lunt Capital next selects the Sub-Index with the highest relative strength measurement for inclusion in the Index.

4. The Index is evaluated on a monthly basis. The Index will invest in the underlying equity securities of the Sub-Index selected in step (3) at the end of each month.

For more information on the Index, please refer to the Index Provider section later in this prospectus.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund's net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an authorized participant (as defined in "Purchase and Sale of Shares") may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund's net asset value and possibly face delisting.

Beta Risk. Beta investing entails investing in securities that are more volatile based on historical market index data. The Fund may be more volatile since it will, from time to time, seek to have exposure to the most volatile securities. Volatile stocks may be subject to sharp swings in value, and may change unpredictably, affecting the value of such equity securities and, consequently, the value of the Shares.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

Equity Securities Risk. The Fund invests in equity securities. The value of the Shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Fluctuation of Net Asset Value Risk. The Fund is generally subject to liquidity risk that may affect the market for Shares as compared to the underlying value of the Fund's investments. The net asset value of Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. If a shareholder purchases at a time when the market price is at a premium to the net asset value of the Shares, or sells at a time when the market price is at a discount to the net asset value of the Shares, the shareholder may sustain losses.

Index Risk. The Fund is not actively managed. The Fund invests in securities included in its Index regardless of their investment merit. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors.

Market Making Risk. Market-making third parties may be required to provide liquidity, which would reduce the value of the Fund. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Shares are trading on the Exchange which could result in a decrease in value of the Shares. Only APs (as described in 'Purchase and Sale of Shares') may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as APs. To the extent these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund, and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's NAV and possibly face de-listing.

Market Risk. Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

Mid Capitalization Risk. The Index and therefore the Fund will comprise mid capitalization stocks. As a result, the Fund may be exposed to additional risk associated with mid capitalization companies. Increased exposure to mid capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies. Stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

New Fund Risk. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Portfolio Turnover Risk. The Fund's strategy may frequently involve buying and selling portfolio securities, which may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Frequent portfolio turnover may negatively affect the Fund's performance.

Trading Issues Risk. Although the Shares are listed for trading on BATS, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on BATS may be halted due to market conditions or for reasons that, in the view of BATS, make trading in Shares inadvisable. In addition, trading in Shares on BATS is subject to trading halts caused by extraordinary market volatility pursuant to BATS "circuit breaker" rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of BATS necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on BATS in the event the Fund's assets are small or the Fund does not have enough shareholders.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.elkhorn.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.elkhorn.com
Elkhorn Lunt MidCap Low Vol/High Beta Tactical ETF | Elkhorn Lunt MidCap Low Vol/High Beta Tactical ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVHB
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b 1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
One Year	rr_ExpenseExampleYear01	$ 30
Three Years	rr_ExpenseExampleYear03	$ 125

[1]	Other Expenses are estimates based on the expenses the Fund expects to incur for the current fiscal year.